Note 32 - Business Combinations - Assets and Liabilities Assumed (Details) ر.س in Millions, $ in Millions	Jan. 02, 2020 USD ($)	Jan. 21, 2019 SAR (ر.س)	Jan. 21, 2019 USD ($)
Ipsco Tubulars Inc [Member]
Disclosure of detailed information about business combination [line items]
Property, Plant and Equipment	$ 503
Intangible assets	170
Working capital	138
Cash and Cash Equivalents	4
Borrowings	(53)
Provisions	(27)
Other assets and liabilities, net	(63)
Net assets acquired	$ 672
Saudi Steel Pipe Company [member]
Disclosure of detailed information about business combination [line items]
Property, Plant and Equipment		ر.س 671	$ 179
Customer relationship		305	81
Investment in associated		77	21
Working capital		167	45
Cash and Cash Equivalents		32	9
Other Receivables		11	3
Borrowings		(304)	(81)
Employees end of service benefits		(59)	(16)
Deferred Tax Liabilities		(47)	(13)
Net assets acquired		ر.س 853	$ 228